Income Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes
Income Taxes

Note 14.  Income Taxes

The Company prepares its income tax return on a consolidated basis.  Income taxes are allocated to members of the consolidated group based on taxable income.

The components of the Provision for income taxes for the years ended December 31 were as follows:

	2022	2021

Currently paid or payable	$3,253,913	$3,059,462
Deferred benefit	(118,587)	(76,374)
Total income tax expense	$3,135,326	$2,983,088

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 21% primarily due to the following for the years ended December 31:

	2022	2021

Computed expense at statutory rates	$3,543,806	$3,385,499
Tax exempt interest and BOLI	(243,121)	(228,773)
Disallowed interest	6,205	6,290
Partnership rehabilitation and tax credits	(389,911)	(468,054)
Low income housing investment amortization expense	212,284	286,808
Other	6,063	1,318
Total income tax expense	$3,135,326	$2,983,088

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2022	2021

Depreciation	$22,316	$66,603
Mortgage servicing rights	(7,377)	(5,129)
Deferred compensation	0	2,246
Bad debts	(209,783)	(105,372)
Limited partnership amortization	61,442	57,387
Investment in CFS Partners	(90,527)	35,651
Deferred SBA PPP fees	102,702	(108,668)
Prepaid expenses	34,467	(5,384)
Other	(31,827)	(13,708)
Change in deferred tax benefit	$(118,587)	$(76,374)

Listed below are the significant components of the net deferred tax asset at December 31:

	2022	2021

Components of the deferred tax asset:
Bad debts	$1,828,937	$1,619,154
Deferred compensation	6,930	6,930
Contingent liability - MPF program	17,838	17,838
Finance lease	47,305	19,044
Operating lease	959	0
Deferred SBA PPP fees	5,966	108,668
Unrealized loss on debt securities AFS	5,493,977	310,208
Other	22,008	22,716
Total deferred tax asset	$7,423,920	$2,104,558

Components of the deferred tax liability:
Depreciation	$483,484	$461,168
Limited partnerships	156,394	94,952
Mortgage servicing rights	181,144	188,521
Investment in CFS Partners	29,586	120,113
Operating lease	0	3,315
Prepaid expenses	108,893	74,426
Total deferred tax liability	959,501	942,495
Net deferred tax asset	$6,464,419	$1,162,063

U.S. GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in Other assets in the consolidated balance sheets.

ASC Topic 740, Income Taxes, defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements.  The Company is currently open to audit under the statute of limitations by the IRS for the years ended December 31, 2019 through 2021.  The 2022 tax return has not yet been filed.